Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
		Fair Value		Notional Amount
		December 31,	December 31,	December 31,	December 31,
	Balance sheet location	2020	2019	2020	2019
		(U.S. $ in thousands)
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$56	$63	$36,882	$11,001
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	793	315	10,417	25,045
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(1,098)	(388)	37,999	92,929
Liability derivatives -Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(1,584)	(326)	50,186	45,262
		$(1,833)	$(336)	$135,484	$174,237

Schedule of cash flow hedging instruments location in income statement
	Revenues		Cost of revenues		Research and development, net		Selling, general and administrative		Financial expenses (income), net		Other comprehensive income
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
	(U.S. $ in thousands)
Line items in which effects of hedges are recorded	$(520,817)	-	$301,423	$322,388	$84,012	$94,253	$205,224	$231,138	$575	$(4,555)	$(1,130)	$37
Foreign exchange contracts designated as a hedging instrument	235	-	(198)	(24)	(279)	(382)	(397)	(525)	-	-	(1,663)	617
Foreign exchange contracts not designated as a hedging instrument	-	-	-	-	-	-	-	-	6,194	(2,868)	-	-
	$521,052	-	$301,225	$322,364	$83,733	$93,871	$204,827	$230,613	$6,769	$(7,423)	$(2,793)	$654